Schedule Minimum Lease Payments to be Received (Detail) (Namtai Shenzhen, Buildings, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Namtai Shenzhen | Buildings
Property Subject to or Available for Operating Lease [Line Items]
2015	$ 2,772
2016	2,772
2017	924
Total	$ 6,468